Background and Description of the Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Description of the Business
Note 1. Background and Description of the Business
The Chemours Company (Chemours or the Company) delivers customized solutions with a wide range of industrial and specialty chemical products for markets including plastics and coatings, refrigeration and air conditioning, general industrial, mining and oil refining. Principal products include titanium dioxide (TiO2), refrigerants, industrial fluoropolymer resins, sodium cyanide, sulfuric acid and aniline. Chemours consists of three reportable segments: Titanium Technologies, Fluoroproducts and Chemical Solutions.
Chemours is globally operated with manufacturing facilities, sales centers, administrative offices and warehouses located throughout the world. Chemours’ operations are primarily located in the United States (U.S.), Canada, Mexico, Brazil, the Netherlands, Belgium, China, Taiwan, Japan, Switzerland, Singapore, Hong Kong, India, the United Kingdom, and France. As of December 31, 2015, Chemours consists of 35 production facilities globally, five dedicated to Titanium Technologies, 16 dedicated to Fluoroproducts, 13 dedicated to Chemical Solutions and one that supports multiple Chemours segments.
Effective prior to the opening of trading on the New York Stock Exchange (NYSE) on July 1, 2015 (the Distribution Date), E. I. du Pont de Nemours and Company (DuPont) completed the previously announced separation of the businesses comprising DuPont’s Performance Chemicals reporting segment, and certain other assets and liabilities, into Chemours, a separate and distinct public company. The separation was completed by way of a distribution of all of the then-outstanding shares of common stock of Chemours through a dividend in kind of Chemours’ common stock (par value $0.01) to holders of DuPont common stock (par value $0.30) as of the close of business on June 23, 2015 (the Record Date) (the transaction referred to herein as the Distribution).
On the Distribution Date, each holder of DuPont’s common stock received one share of Chemours’ common stock for every five shares of DuPont’s common stock held on the Record Date. The spin-off was completed pursuant to a separation agreement and other agreements with DuPont related to the spin-off, including an employee matters agreement, a tax matters agreement, a transition services agreement and an intellectual property cross-license agreement. These agreements govern the relationship between Chemours and DuPont following the spin-off and provided for the allocation of various assets, liabilities, rights and obligations. These agreements also include arrangements for transition services to be provided by DuPont to Chemours.
Unless the context otherwise requires, references in these Notes to the Consolidated Financial Statements to “we,” “us,” “our,” “Chemours” and the “Company” refer to The Chemours Company and its consolidated subsidiaries after giving effect to the Distribution.